CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	¥ 5,205,228	¥ 4,313,477	¥ 5,621,814	¥ 7,871,344
Right-of-use assets	1,154,468	1,090,979	1,443,345	1,369,879
Goodwill	46,283,879	46,283,879	46,283,879	46,283,879
Intangible assets	704,516	675,685	1,724,141	3,286,145
Deferred tax assets	614,060	279,464	289,191	224,491
Restricted cash	19,653	20,506	17,333	107,597
Long-term treasury investments	3,430,499	7,892,899	10,199,802	3,722,640
Investments accounted for using the equity method	3,766,159	3,555,599	3,059,146	3,002,005
Other financial investments measured at fair value through profit or loss	3,602,059	2,886,719	2,839,760	3,605,958
Other financial investments measured at fair value through other comprehensive income	5,624,762	9,624,566	7,009,296	13,431,049
Other non-current assets	3,578,609	1,980,050	2,039,127	1,735,576
Total non-current assets	73,983,892	78,603,823	80,526,834	84,640,563
Current assets:
Accounts receivable	3,492,919	3,434,615	2,288,218	2,631,969
Prepayments, receivables and other current assets	14,539,790	14,350,931	10,138,927	9,087,666
Short-term treasury investments	37,598,495	19,242,083	16,965,708	13,172,754
Restricted cash	1,723,392	1,139,473	803,956	443,758
Cash and cash equivalents	12,554,843	27,308,098	20,855,252	43,429,717
Total current assets	69,909,439	65,475,200	51,052,061	68,765,864
Total assets	143,893,331	144,079,023	131,578,895	153,406,427
EQUITY
Share capital	154	159	159	156
Share premium	394,529,955	397,590,607	395,724,745	392,823,079
Treasury shares	(524,486)	(112,666)
Shares held for shares award scheme	(3)	(4)	(5)	(3)
Other reserves	18,575,526	18,387,891	18,976,676	21,537,701
Accumulated deficit	(313,996,930)	(316,565,672)	(312,545,664)	(300,894,658)
Total	98,584,216	99,300,315	102,155,911	113,466,275
Non-controlling interests	117,763	101,304	45,425	72,601
Total equity	98,701,979	99,401,619	102,201,336	113,538,876
Non-current liabilities
Borrowings	728,856	1,044,421	149,925	1,681,370
Lease liabilities	700,898	655,847	805,025	725,486
Deferred tax liabilities	143,192	165,498	359,668	485,778
Other non-current liabilities	178,400	420,729	225,486	235,966
Total non-current liabilities	1,751,346	2,286,495	1,540,104	3,128,600
Current liabilities
Borrowings	10,754,552	7,697,190	4,940,310	6,838,328
Preferred shares issued by subsidiaries	10,961,493	13,846,145	7,588,985	12,316,166
Lease liabilities	473,351	472,626	662,736	583,124
Accounts and notes payable	4,477,990	4,594,287	2,913,770	4,755,715
Accrued expenses and other current liabilities	16,772,620	15,780,661	11,731,654	12,245,618
Total current liabilities	43,440,006	42,390,909	27,837,455	36,738,951
Total liabilities	45,191,352	44,677,404	29,377,559	39,867,551
Total equity and liabilities	¥ 143,893,331	¥ 144,079,023	¥ 131,578,895	¥ 153,406,427